INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2015
Investments
Schedule of short term investments
	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Available-for-sale investment:
Investment in a mutual fund	25,219	26,169	4,040

	25,219	26,169	4,040

Schedule of long term investments

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000
Cost investments
PRC Fund	9,103	10,103	1,560
United States Fund	16,539	17,841	2,754
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,890
Investment in ordinary shares of an unlisted company in PRC (“Investee A”)	6,000	6,000	926

	43,882	46,184	7,130

Available-for-sale investments
Investment in preferred shares of an unlisted company in PRC (“Investee B”)	1,716	1,716	265
Investment in convertible loan of an unlisted company in Cayman Islands (“Investee C”)	3,068	3,973	613
Less: accumulated impairment	(1,716)	(1,716)	(265)

	3,068	3,973	613

	46,950	50,157	7,743